Note 11 - Subsequent Events	9 Months Ended
Jul. 31, 2014
Notes
Note 11 - Subsequent Events	NOTE 11 – SUBSEQUENT EVENTS The Company sold 90,000 shares of its common stock for $90,000 in cash in August and September 2014.